Significant accounting policies - IFRS 16 Leasing (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Tangible and intangible assets	kr 134	kr 69	kr 88
Total assets	317,296	302,033
Liabilities
Other liabilities	2,466	1,069
Accruals and deferred income	2,582	2,583
Total liabilities	kr 298,214	283,794
Effect of IFRS 16
Assets
Tangible and intangible assets		94
Total assets		94
Liabilities
Other liabilities		95
Accruals and deferred income		(1)
Total liabilities		94
After application of IFRS 16
Assets
Tangible and intangible assets		163
Total assets		302,127
Liabilities
Other liabilities		1,164
Accruals and deferred income		2,582
Total liabilities		kr 283,888